Regulatory Assets and Liabilities - Regulatory Liabilities (Details) - Other Liabilities - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Regulatory liabilities:
Total regulatory liabilities	$ 19,072	$ 7,459
Deferred taxes
Regulatory liabilities:
Total regulatory liabilities	10,488	0
On-going post-retirement benefits other than pensions
Regulatory liabilities:
Total regulatory liabilities	7,724	6,744
Other reimbursable costs
Regulatory liabilities:
Total regulatory liabilities	$ 860	$ 715